Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of other intangible assets
	December 31, 2022			December 31, 2021
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$387,603	$(283,671)	$103,932	$406,578	$(279,037)	$127,541
Patents	17,508	(8,970)	8,538	16,220	(8,503)	7,717
Trademarks and trade names	16,278	(14,030)	2,248	26,055	(22,241)	3,814
Customer relationships	93,609	(86,925)	6,684	100,731	(87,559)	13,172
Capitalized software development costs	7,066	(7,066)	-	7,410	(7,410)	-

	$522,064	$(400,662)	$121,402	$556,994	$(404,750)	$152,244

Schedule of estimated amortization expense relating to intangible assets
Estimated amortization expenses
Year ending December 31,	(U.S. $ in thousands)
2023	23,409
2024	19,343
2025	16,851
2026	16,765
2027	15,797
2028 and thereafter	29,237
Total	121,402